Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary Compensation Table ("SCT") Total For:		Compensation Actually Paid ("CAP") To:		Average SCT for Non-CEO Named Executive Officers(1) ($)	Average CAP to Non-CEO Named Executive Officers(2) ($)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return:

Year	CEO - Simonds(1) ($)	CEO - Goldfield(1) ($)	CEO - Simonds(2) ($)	CEO - Goldfield(2) ($)			TriNet Group, Inc.(3) ($)	Peer Group(3) ($)	Net Income ($, in millions)	Adjusted EBITDA(4) ($, in millions)

2025	10,552,055	—	8,175,192	—	3,676,521	2,858,898	75	166	155	425

2024	18,321,987	358,726	10,417,483	(3,155,264)	3,278,691	400,162	161	210	173	485

2023	—	9,816,270	—	20,456,413	3,246,395	6,471,887	210	188	375	697

2022	—	9,083,348	—	2,897,101	3,618,009	2,459,839	120	147	355	688

2021	—	8,657,624	—	15,593,113	2,520,222	4,098,764	168	192	338	565

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	The dollar amounts reported are the total compensation reported for each individual in the “Total” column of the Summary Compensation Table (the “SCT”) for the applicable year.

Year	CEO	Non-CEO Named Executive Officers

2025	Michael Q. Simonds	Jeffery Hayward, Mala Murthy, Anthony Shea Treadway, Kelly Tuminelli, Jay Venkat
2024	Michael Q. Simonds, Burton M. Goldfield	Jeffery Hayward, Anthony Shea Treadway, Kelly Tuminelli, Jay Venkat, Alex Warren, Samantha Wellington
2023	Burton M. Goldfield	Kelly Tuminelli, Jay Venkat, Alex Warren, Samantha Wellington
2022	Burton M. Goldfield	Kelly Tuminelli, Jay Venkat, Alex Warren, Samantha Wellington
2021	Burton M. Goldfield	Edward Griese, Olivier Kohler, Kelly Tuminelli, Samantha Wellington

Peer Group Issuers, Footnote	The Peer Group Index used in the chart above consists of the following companies: Automatic Data Processing, Inc. Barrett Business Services, Inc. Insperity, Inc. Intuit, Inc. Paychex, Inc.
Adjustment To PEO Compensation, Footnote	The dollar amounts reported represent the amount of “compensation actually paid” (“CAP”) to our CEO and to our other NEOs as a group (excluding our CEO), in each case computed in accordance with Item 402(v) of Regulation S-K. To calculate CAP, the following adjustments were made to SCT total compensation:

CEO - Simonds

Year	Summary Compensation Table Total ($)	Reported Value of Equity Awards(a) ($)	Equity Awards Adjustments(b) ($)	Compensation Actually Paid ($)

2025	10,552,055	(8,250,004)	5,873,141	8,175,192

2024	18,321,987	(13,600,231)	5,695,727	10,417,483

CEO - Goldfield

Year	Summary Compensation Table Total ($)	Reported Value of Equity Awards(a) ($)	Equity Awards Adjustments(b) ($)	Compensation Actually Paid ($)

2024	358,726	—	(3,513,990)	(3,155,264)

2023	9,816,270	(7,000,070)	17,640,213	20,456,413

2022	9,083,348	(6,625,148)	438,901	2,897,101

2021	8,657,624	(6,000,024)	12,935,513	15,593,113

Represents a reduction in an amount equal to the grant date fair value of equity-based awards granted each year as reported in the SCT for the applicable year.

Equity Component of CAP:

CEO - Simonds

Year	Fair Value of Current Year Equity Awards at the End of the Year ($)	Fair Value of Current Year Equity Awards That Vested in the Same Year ($)	Change in Value of Prior Years' Awards Unvested at the End of the Year ($)	Change in Value of Prior Years' Awards That Vested in the Year ($)	Prior Years' Awards that were Forfeited ($)	Equity Value Included in CAP ($)

	(a)	(b)	(c)	(d)	(e)	(a)+(b)+(c)+(d)+(e)

2025	6,535,107	694,336	(923,445)	(432,857)	—	5,873,141

2024(i)	4,539,862	1,155,865	—	—	—	5,695,727

CEO - Goldfield

Year	Fair Value of Current Year Equity Awards at the End of the Year ($)	Fair Value of Current Year Equity Awards That Vested in the Same Year ($)	Change in Value of Prior Years' Awards Unvested at the End of the Year ($)	Change in Value of Prior Years' Awards That Vested in the Year ($)	Prior Years' Awards that were Forfeited ($)	Equity Value Included in CAP ($)

	(a)	(b)	(c)	(d)	(e)	(a)+(b)+(c)+(d)+(e)

2024(ii)	—	—	(1,738,204)	(1,775,786)	—	(3,513,990)

2023	9,798,405	886,725	2,943,043	4,012,040	—	17,640,213

2022	5,006,217	541,916	(2,121,477)	(2,987,755)	—	438,901

2021	9,605,161	623,366	1,522,676	1,184,310	—	12,935,513

Average Non-CEO NEOs

Year	Fair Value of Current Year Equity Awards at the End of the Year ($)	Fair Value of Current Year Equity Awards That Vested in the Same Year ($)	Change in Value of Prior Years' Awards Unvested at the End of the Year ($)	Change in Value of Prior Years' Awards That Vested in the Year ($)	Prior Years' Awards that were Forfeited ($)	Equity Value Included in CAP ($)

	(a)	(b)	(c)	(d)	(e)	(a)+(b)+(c)+(d)+(e)

2025	2,188,330	136,347	(312,584)	(289,635)	—	1,722,458

2024	738,989	146,979	(270,205)	(387,578)	(939,924)	(711,739)

2023	2,739,315	221,656	1,100,484	1,101,607	—	5,163,062

2022	2,009,609	117,573	(491,225)	(418,994)	—	1,216,963

2021	2,138,063	119,467	492,451	349,414	(58,294)	3,041,101

(i)Mr. Simonds joined the Company in February 2024. The amounts reported represent (i) fair value of outstanding equity granted in 2024 and (ii) fair value of Mr. Simonds' new hire RSU award granted in March 2024 and fully vested on December 31, 2024.
(ii)Pursuant to Mr. Goldfield's transition agreement, all of his unvested equity remained outstanding and he continued to be eligible to vest in his equity awards during the term of his consulting agreement with the Company through March 31, 2025.
As reflected in the tables above, equity award values reported for purposes of CAP are calculated by adding or subtracting, as applicable, the following: (a) for any awards granted in the applicable year that are outstanding and unvested as of the end of the year, the year-end fair value of those awards; (b) for any awards that were granted and became vested in the same year, the fair value of those awards as of the vesting date; (c) for any awards granted in a prior year that are outstanding and unvested as of the end of that year, the change in fair value from the end of the prior fiscal year to the end of the applicable year; (d) for any awards granted in prior years that vested in the applicable year, the amount equal to the change in fair value of those awards as of the vesting date (from the end of the prior fiscal year) and (e) the values granted in prior years that were forfeited. The valuation assumptions used to calculate fair values did not materially differ from those disclosed as of the grant date of the equity awards. No dividends or other earnings were paid on unvested shares during the periods reported.

Non-PEO NEO Average Total Compensation Amount	$ 3,676,521	$ 3,278,691	$ 3,246,395	$ 3,618,009	$ 2,520,222
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,858,898	400,162	6,471,887	2,459,839	4,098,764
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported represent the amount of “compensation actually paid” (“CAP”) to our CEO and to our other NEOs as a group (excluding our CEO), in each case computed in accordance with Item 402(v) of Regulation S-K. To calculate CAP, the following adjustments were made to SCT total compensation:

Average Non-CEO NEOs

Year	Summary Compensation Table Total ($)	Reported Value of Equity Awards(a) ($)	Equity Awards Adjustments(b) ($)	Compensation Actually Paid ($)

2025	3,676,521	(2,540,081)	1,722,458	2,858,898

2024	3,278,691	(2,166,790)	(711,739)	400,162

2023	3,246,395	(1,937,570)	5,163,062	6,471,887

2022	3,618,009	(2,375,133)	1,216,963	2,459,839

2021	2,520,222	(1,462,559)	3,041,101	4,098,764

Represents an addition (or subtraction, as the case may be) in an amount equal to the value of equity awards calculated in accordance with Item 402(v) of Regulation S-K for each year shown, which is generally based on the fair value of equity awards granted during the year valued at year-end plus any change in the value of prior years' awards (see following tables).

Average Non-CEO NEOs

Year	Fair Value of Current Year Equity Awards at the End of the Year ($)	Fair Value of Current Year Equity Awards That Vested in the Same Year ($)	Change in Value of Prior Years' Awards Unvested at the End of the Year ($)	Change in Value of Prior Years' Awards That Vested in the Year ($)	Prior Years' Awards that were Forfeited ($)	Equity Value Included in CAP ($)

	(a)	(b)	(c)	(d)	(e)	(a)+(b)+(c)+(d)+(e)

2025	2,188,330	136,347	(312,584)	(289,635)	—	1,722,458

2024	738,989	146,979	(270,205)	(387,578)	(939,924)	(711,739)

2023	2,739,315	221,656	1,100,484	1,101,607	—	5,163,062

2022	2,009,609	117,573	(491,225)	(418,994)	—	1,216,963

2021	2,138,063	119,467	492,451	349,414	(58,294)	3,041,101

(i)Mr. Simonds joined the Company in February 2024. The amounts reported represent (i) fair value of outstanding equity granted in 2024 and (ii) fair value of Mr. Simonds' new hire RSU award granted in March 2024 and fully vested on December 31, 2024.
(ii)Pursuant to Mr. Goldfield's transition agreement, all of his unvested equity remained outstanding and he continued to be eligible to vest in his equity awards during the term of his consulting agreement with the Company through March 31, 2025.
As reflected in the tables above, equity award values reported for purposes of CAP are calculated by adding or subtracting, as applicable, the following: (a) for any awards granted in the applicable year that are outstanding and unvested as of the end of the year, the year-end fair value of those awards; (b) for any awards that were granted and became vested in the same year, the fair value of those awards as of the vesting date; (c) for any awards granted in a prior year that are outstanding and unvested as of the end of that year, the change in fair value from the end of the prior fiscal year to the end of the applicable year; (d) for any awards granted in prior years that vested in the applicable year, the amount equal to the change in fair value of those awards as of the vesting date (from the end of the prior fiscal year) and (e) the values granted in prior years that were forfeited. The valuation assumptions used to calculate fair values did not materially differ from those disclosed as of the grant date of the equity awards. No dividends or other earnings were paid on unvested shares during the periods reported.

Compensation Actually Paid vs. Total Shareholder Return
CAP versus TSR
As shown in the chart below, the CEO's and other NEOs' CAP amounts are generally well-aligned with the Company's TSR over the reported five-year period. This is due primarily to the Company's significant use of long-term equity incentives, which we believe creates alignment with our shareholders' interests. Given the significant emphasis we place on equity compensation for our NEOs, changes in CAP for our NEOs is significantly influenced by our stock price on the grant date and over the duration of the relevant years, reflecting general alignment of pay and performance over the periods shown.

Compensation Actually Paid vs. Net Income
CAP versus Net Income
The chart below compares the CEO's and other NEOs' CAP amounts and the Company's net income over the reported five-year period. While the Company does not use year-over-year changes in net income to determine compensation levels or incentive plan payouts, the measure of net income is correlated with the measure of Adjusted EBITDA, which the Company used when setting goals for the Company's 2025 Executive Bonus Plan. As shown in the chart below, compensation actually paid and net income are generally aligned for the years indicated.

Compensation Actually Paid vs. Company Selected Measure
CAP versus Adjusted EBITDA
The chart below compares the CEO's and the other NEOs' CAP amounts to the Company's Adjusted EBITDA over the five-year reported period. As explained in the CD&A, Adjusted EBITDA, our Company-Selected Measure, is a financial performance objective in our 2025 Executive Bonus Plan, constituting 30% of each NEO's total target bonus opportunity. As reflected in the Pay Versus Performance Disclosure table above and the chart below, CAP generally aligns with Adjusted EBITDA, and is significantly impacted by stock price, as described above.

Total Shareholder Return Vs Peer Group
TSR: Company versus Peer Group
The chart below compares the 3-year and 5-year cumulative TSR(1) for the Company and for the companies included in our Peer Index Group. Our Peer Index Group is the peer group index reported in Part II, Item 5, "Market for Registrant's Common Equity, Related Stockholder Matters and Issuer Purchases of Equity Securities," in the Notes to Consolidated Financial Statements in the Annual Report on Form 10-K, for the fiscal year ended December 31, 2025(2).
(1)TSR reflected in this table is calculated as described in footnote 3 to the Equity Component of CAP table above.
(2)The Peer Group Index used in the chart above consists of the following companies:
Automatic Data Processing, Inc.
Barrett Business Services, Inc.
Insperity, Inc.
Intuit, Inc.
Paychex, Inc.

Tabular List, Table

Most Important Performance Measures

Adjusted EBITDA
Professional Service Revenue
GAAP EPS

Total Shareholder Return Amount	$ 75	161	210	120	168
Peer Group Total Shareholder Return Amount	166	210	188	147	192
Net Income (Loss)	$ 155,000,000	$ 173,000,000	$ 375,000,000	$ 355,000,000	$ 338,000,000
Company Selected Measure Amount	425,000,000	485,000,000	697,000,000	688,000,000	565,000,000
Additional 402(v) Disclosure	The Total Shareholder Return (TSR) is calculated on a cumulative basis by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. Peer Group Shareholder Return represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is stated below and is consistent with the peer group used for purposes of Item 201(e) of Regulation S-K as reported in our Form 10-K for the fiscal year ended December 31, 2025.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Adjusted EBITDA is a non-GAAP measure that adjusts net income, excluding the effects of income tax provisions, interest expense, bank fees and other, depreciation, amortization of intangible assets, stock based compensation expense, amortization of cloud computing arrangements, transaction and integration costs, and restructuring costs. Combined with other financial and individual performance objectives, Adjusted EBITDA is an important element in how we link compensation actually paid to our NEOs to Company performance. Adjusted EBITDA is defined and reported under “Item 7. Management's Discussion and Analysis of Financial Condition and Results of Operations” in our Annual Report on Form 10-K for the fiscal year ended December 31, 2025.
Measure:: 2
Pay vs Performance Disclosure
Name	Professional Service Revenue
Measure:: 4
Pay vs Performance Disclosure
Name	GAAP EPS
Simonds [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 10,552,055	$ 18,321,987
PEO Actually Paid Compensation Amount	$ 8,175,192	10,417,483
PEO Name	Michael Q. Simonds
Goldfield [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		358,726	$ 9,816,270	$ 9,083,348	$ 8,657,624
PEO Actually Paid Compensation Amount		(3,155,264)	20,456,413	2,897,101	15,593,113
PEO | Simonds [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (8,250,004)	(13,600,231)
PEO | Simonds [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,873,141	5,695,727
PEO | Simonds [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,535,107	4,539,862
PEO | Simonds [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(923,445)	0
PEO | Simonds [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	694,336	1,155,865
PEO | Simonds [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(432,857)	0
PEO | Simonds [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Goldfield [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	(7,000,070)	(6,625,148)	(6,000,024)
PEO | Goldfield [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(3,513,990)	17,640,213	438,901	12,935,513
PEO | Goldfield [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	9,798,405	5,006,217	9,605,161
PEO | Goldfield [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,738,204)	2,943,043	(2,121,477)	1,522,676
PEO | Goldfield [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	886,725	541,916	623,366
PEO | Goldfield [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,775,786)	4,012,040	(2,987,755)	1,184,310
PEO | Goldfield [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,540,081)	(2,166,790)	(1,937,570)	(2,375,133)	(1,462,559)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,722,458	(711,739)	5,163,062	1,216,963	3,041,101
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,188,330	738,989	2,739,315	2,009,609	2,138,063
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(312,584)	(270,205)	1,100,484	(491,225)	492,451
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	136,347	146,979	221,656	117,573	119,467
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(289,635)	(387,578)	1,101,607	(418,994)	349,414
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (939,924)	$ 0	$ 0	$ (58,294)